Financial Instruments - Financial Assets Recorded at FVTOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial instruments [Abstract]
Unrealized net gains on short-term investments, other than equity securities	$ 993	$ 810
Reclassification adjustment for realized (gains) losses on short-term investments, other than equity securities	(788)	361
Unrealized gains (losses) on financial assets recorded at fair value through other comprehensive income	$ 205	$ 1,171